Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.10%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Alternative Funds–4.98%
Invesco Fundamental Alternatives Fund, Class R6	—	$26,253,146	$—	$(26,567,718)	$(128,417)	$442,989	$—	—	$—
Invesco Global Real Estate Income Fund, Class R6	1.76%	21,319,927	810,891	(4,683,164)	1,735,623	288,194	320,408	2,080,285	19,471,471
Invesco Macro Allocation Strategy Fund, Class R6(b)	3.22%	26,774,908	8,793,127	—	79,377	—	—	3,900,155	35,647,412
Invesco Master Event-Linked Bond Fund, Class R6	—	7,013,706	180,108	(6,202,560)	92,606	(1,083,860)	172,262	—	—
Total Alternative Funds		81,361,687	9,784,126	(37,453,442)	1,779,189	(352,677)	492,670		55,118,883
Domestic Equity Funds–43.48%
Invesco Discovery Mid Cap Growth Fund, Class R6	9.05%	74,682,050	24,761,205	(10,179,671)	10,118,689	813,666	—	2,494,298	100,195,939
Invesco Main Street Small Cap Fund, Class R6	8.23%	106,213,845	1,259,519	(32,442,000)	6,994,704	10,264,645	30,587	4,184,824	91,061,781
Invesco Russell 1000 Dynamic Multifactor ETF	7.28%	83,006,379	—	(15,536,219)	8,764,500	4,325,905	707,988	1,739,969	80,560,565
Invesco S&P 500® Low Volatility ETF	6.49%	68,334,182	1,935,986	(4,124,293)	5,413,948	270,923	895,284	1,180,650	71,830,746
Invesco S&P 500® Pure Growth ETF(c)	4.94%	63,275,332	3,032,977	(21,472,136)	3,843,118	6,016,414	2,416	284,045	54,695,705
Invesco S&P SmallCap Low Volatility ETF(c)	7.49%	99,963,901	—	(32,178,858)	7,603,880	7,507,765	735,674	1,759,641	82,896,688
Total Domestic Equity Funds		495,475,689	30,989,687	(115,933,177)	42,738,839	29,199,318	2,371,949		481,241,424
Fixed Income Funds–16.16%
Invesco 1-30 Laddered Treasury ETF	2.03%	—	22,036,362	(105,387)	538,528	88	133,920	618,997	22,469,591
Invesco Core Plus Bond Fund, Class R6	7.58%	83,929,791	6,482,218	(5,090,750)	(1,173,389)	(246,449)	1,374,708	7,451,281	83,901,421
Invesco Income Fund, Class R6(d)	1.77%	20,003,647	3,769,809	(4,608,177)	378,158	60,247	504,036	2,457,976	19,590,068
Invesco Taxable Municipal Bond ETF	3.79%	30,296,027	12,124,629	(198,011)	(338,829)	(7,421)	753,507	1,272,452	41,876,395
Invesco Variable Rate Investment Grade ETF(d)	0.99%	11,457,290	411,950	(936,739)	56,419	1,103	65,531	437,512	10,988,114
Total Fixed Income Funds		145,686,755	44,824,968	(10,939,064)	(539,113)	(192,432)	2,831,702		178,825,589
Foreign Equity Funds–35.07%
Invesco Emerging Markets All Cap Fund, Class R6	3.06%	24,340,678	11,685,013	(763,024)	(1,493,160)	46,117	—	819,375	33,815,624
Invesco Developing Markets Fund, Class R6	4.87%	24,573,836	34,657,621	(2,532,046)	(2,866,338)	108,967	—	1,042,560	53,942,040
Invesco Global Fund, Class R6	10.68%	112,903,781	8,865,266	(18,277,919)	12,439,558	2,219,861	—	904,190	118,150,547
Invesco Global Infrastructure Fund, Class R6	1.00%	10,650,372	138,250	(794,211)	1,024,846	56,396	138,250	909,331	11,075,653
Invesco International Select Equity Fund, Class R6(b)	3.33%	36,786,039	5,825,575	(439,568)	(5,356,939)	39,217	—	2,734,000	36,854,324
Invesco International Small-Mid Company Fund, Class R6	3.98%	38,065,912	3,606,394	(1,737,792)	4,007,317	76,480	—	724,105	44,018,311
Invesco RAFI™ Strategic Developed ex-US ETF	2.88%	31,318,591	—	(2,442,679)	2,637,009	407,565	740,893	1,069,363	31,920,486
Invesco S&P Emerging Markets Low Volatility ETF	2.31%	24,273,124	—	(1,179,221)	2,375,452	106,681	637,857	1,038,275	25,576,036
Invesco S&P International Developed Low Volatility ETF	2.96%	31,490,580	609,277	—	676,632	—	720,548	1,070,078	32,776,489
Total Foreign Equity Funds		334,402,913	65,387,396	(28,166,460)	13,444,377	3,061,284	2,237,548		388,129,510
Money Market Funds–0.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)	0.14%	2,496,991	29,649,903	(30,580,405)	—	—	309	1,566,489	1,566,489
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.10%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)	0.11%	$1,856,660	$21,140,491	$(21,843,146)	$106	$79	$161	1,153,729	$1,154,190
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)	0.16%	2,853,704	33,885,604	(34,949,034)	—	—	129	1,790,274	1,790,274
Total Money Market Funds		7,207,355	84,675,998	(87,372,585)	106	79	599		4,510,953
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $902,973,710)	100.10%	1,064,134,399	235,662,175	(279,864,728)	57,423,398	31,715,572	7,934,468		1,107,826,359

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.81%
Invesco Private Government Fund, 0.02%(e)(f)	0.24%	4,087,142	77,649,959	(79,037,739)	—	—	317(g)	2,699,362	2,699,362
Invesco Private Prime Fund, 0.11%(e)(f)	0.57%	6,130,713	149,257,912	(149,091,064)	—	952	4,198(g)	6,295,994	6,298,513
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,997,875)	0.81%	10,217,855	226,907,871	(228,128,803)	—	952	4,515		8,997,875
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $911,971,585)	100.91%	$1,074,352,254	$462,570,046	$(507,993,531)	$57,423,398	$31,716,524(h)(i)	$7,938,983(h)		$1,116,824,234
OTHER ASSETS LESS LIABILITIES	(0.91)%								(10,033,103)
NET ASSETS	100.00%								$1,106,791,131
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2021.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(h)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$1,228,932
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,103,315,406	$—	$—	$1,103,315,406
Money Market Funds	4,510,953	8,997,875	—	13,508,828
Total Investments	$1,107,826,359	$8,997,875	$—	$1,116,824,234
Invesco Select Risk: Growth Investor Fund